Note 7 - Risk Management -Internal Rating Exposure (Details) - Corporate Entities And Institutions [Member] - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 316,649	€ 299,264	€ 304,300
Percentage Of Total Credit Exposure	100.00%	100.00%	100.00%
AAA/AA+/AA/AA- [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 38,124	€ 35,430	€ 27,913
Percentage Of Total Credit Exposure	12.04%	11.84%	9.17%
A+/A/A- [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 68,638	€ 58,702	€ 62,798
Percentage Of Total Credit Exposure	21.68%	19.62%	20.64%
BBB+ [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 40,626	€ 43,962	€ 43,432
Percentage Of Total Credit Exposure	12.83%	14.69%	14.27%
BBB [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 28,194	€ 27,388	€ 28,612
Percentage Of Total Credit Exposure	8.90%	9.15%	9.40%
BBB - [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 51,845	€ 41,713	€ 40,821
Percentage Of Total Credit Exposure	16.37%	13.94%	13.41%
BB + [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 29,088	€ 32,694	€ 28,355
Percentage Of Total Credit Exposure	9.19%	10.92%	9.32%
BB [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 17,009	€ 19,653	€ 23,008
Percentage Of Total Credit Exposure	5.37%	6.57%	7.56%
BB - [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 15,656	€ 13,664	€ 12,548
Percentage Of Total Credit Exposure	4.94%	4.57%	4.12%
B + [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 11,180	€ 10,366	€ 8,597
Percentage Of Total Credit Exposure	3.53%	3.46%	2.83%
B [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 9,101	€ 4,857	€ 5,731
Percentage Of Total Credit Exposure	2.87%	1.62%	1.88%
B - [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 2,962	€ 3,687	€ 3,998
Percentage Of Total Credit Exposure	0.94%	1.23%	1.31%
CCC/CC [Member]
Disclosure Of Internal Credit Exposures Line Items
Credit Exposure	€ 4,223	€ 7,149	€ 18,488
Percentage Of Total Credit Exposure	1.33%	2.39%	6.08%